Public Offering (Details) - $ / shares		6 Months Ended	12 Months Ended
	Nov. 19, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Public Offering
Number of units sold			14,375,000
Number of shares in a unit		1	1
Number of warrants in a unit		0.5	0.5
Class A common stock
Public Offering
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering
Public Offering
Number of units sold	14,375,000
Purchase price per unit	$ 10.00
Initial Public Offering | Public Warrants
Public Offering
Number of warrants in a unit	0.5
Initial Public Offering | Class A common stock
Public Offering
Number of shares in a unit	1
Common stock, par value (in dollars per share)	$ 0.0001
Initial Public Offering | Class A common stock | Public Warrants
Public Offering
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Public Offering
Number of units sold	1,875,000
Purchase price per unit	$ 10.00